Lease Arrangements - Future Lease Receivables Contracted With Sub-tenants (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future lease receivables contracted with sub-tenants	£ 82	£ 85
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future lease receivables contracted with sub-tenants	21	17
In the second to fifth years inclusive [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future lease receivables contracted with sub-tenants	60	£ 68
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future lease receivables contracted with sub-tenants	£ 1